UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02215-99

T. Rowe Price Small-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Small-Cap Value Fund

Investor Class (PRSVX)

This annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Investor Class	$81	0.77%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the U.S. presidential election ended a lengthy period of uncertainty, boosting stocks further in the fourth quarter. Small-cap stocks significantly lagged large-cap peers, and growth outperformed value across all market capitalizations.

  Versus the style-specific Russell 2000 Value Index, stock selection in the consumer discretionary sector was the leading contributor to relative performance. Shares of Cava, the largest Mediterranean restaurant company in the U.S., advanced on industry-leading traffic growth. Stock choices in energy also added value. Shares of TechnipFMC, a global offshore oil field service and equipment company, benefited from strong performance in its subsea segment.

  Conversely, stock selection in health care detracted from relative results. Health care diagnostics company QuidelOrtho was a key detractor due to headwinds from a “COVID-off” overhang and execution issues that ultimately led to a change in management. Stock choices in materials also hindered performance. Weak end markets and tightening aluminum scrap spreads pressured downstream aluminum mining company Constellium.

  The fund adheres to a contrarian, bottom-up investing approach and seeks to identify under-followed companies that we believe are inefficiently priced. Fundamental research, anchored by face-to-face meetings with company management, is critical to uncovering successful investment opportunities, and a long-term orientation allows for full exploitation of valuation anomalies.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,113	10,180	10,198
2015	10,051	10,194	10,076
2015	9,233	9,455	8,994
2015	9,530	10,048	9,253
2016	9,832	10,145	9,411
2016	10,244	10,412	9,816
2016	10,905	10,870	10,686
2016	12,291	11,327	12,190
2017	12,452	11,978	12,174
2017	12,738	12,339	12,256
2017	13,490	12,903	12,882
2017	13,935	13,721	13,146
2018	13,710	13,633	12,799
2018	14,534	14,163	13,861
2018	15,204	15,172	14,084
2018	12,333	13,002	11,455
2019	13,909	14,828	12,821
2019	14,537	15,435	12,997
2019	14,580	15,614	12,923
2019	15,520	17,035	14,020
2020	10,690	13,475	9,020
2020	12,941	16,443	10,726
2020	13,622	17,957	11,000
2020	17,460	20,593	14,669
2021	19,639	21,900	17,775
2021	20,651	23,705	18,585
2021	20,949	23,681	18,031
2021	21,919	25,877	18,816
2022	20,333	24,512	18,365
2022	17,595	20,418	15,559
2022	17,070	19,506	14,842
2022	17,854	20,907	16,091
2023	17,880	22,408	15,986
2023	18,532	24,288	16,494
2023	17,708	23,497	16,006
2023	20,035	26,334	18,448
2024	20,817	28,973	18,983
2024	20,127	29,904	18,291
2024	22,231	31,767	20,148
2024	22,226	32,604	19,934

202501-4140694, 202502-4108906

F46-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Value Fund (Investor Class)	10.93%	7.45%	8.31%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 2000 Value Index (Strategy Benchmark)	8.05	7.29	7.14

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$10,472,939
  Number of Portfolio Holdings381
  Investment Advisory Fees Paid (000s)$46,994
  Portfolio Turnover Rate32.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	28.1%
Industrials & Business Services	14.4
Real Estate	10.5
Consumer Discretionary	9.7
Health Care	8.5
Energy	7.8
Information Technology	6.7
Utilities	5.2
Materials	4.4
Other	4.7

Top Ten Holdings (as a % of Net Assets)

Pinnacle Financial Partners	1.6%
PennyMac Financial Services	1.4
TechnipFMC	1.3
Columbia Banking System	1.3
Matador Resources	1.2
SouthState	1.2
Houlihan Lokey	1.1
East West Bancorp	1.0
Terreno Realty	0.9
TXNM Energy	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Value Fund

Investor Class (PRSVX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Small-Cap Value Fund

Advisor Class (PASVX)

This annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Advisor Class	$122	1.16%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the U.S. presidential election ended a lengthy period of uncertainty, boosting stocks further in the fourth quarter. Small-cap stocks significantly lagged large-cap peers, and growth outperformed value across all market capitalizations.

  Versus the style-specific Russell 2000 Value Index, stock selection in the consumer discretionary sector was the leading contributor to relative performance. Shares of Cava, the largest Mediterranean restaurant company in the U.S., advanced on industry-leading traffic growth. Stock choices in energy also added value. Shares of TechnipFMC, a global offshore oil field service and equipment company, benefited from strong performance in its subsea segment.

  Conversely, stock selection in health care detracted from relative results. Health care diagnostics company QuidelOrtho was a key detractor due to headwinds from a “COVID-off” overhang and execution issues that ultimately led to a change in management. Stock choices in materials also hindered performance. Weak end markets and tightening aluminum scrap spreads pressured downstream aluminum mining company Constellium.

  The fund adheres to a contrarian, bottom-up investing approach and seeks to identify under-followed companies that we believe are inefficiently priced. Fundamental research, anchored by face-to-face meetings with company management, is critical to uncovering successful investment opportunities, and a long-term orientation allows for full exploitation of valuation anomalies.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,105	10,180	10,198
2015	10,037	10,194	10,076
2015	9,213	9,455	8,994
2015	9,500	10,048	9,253
2016	9,794	10,145	9,411
2016	10,196	10,412	9,816
2016	10,845	10,870	10,686
2016	12,209	11,327	12,190
2017	12,359	11,978	12,174
2017	12,633	12,339	12,256
2017	13,368	12,903	12,882
2017	13,798	13,721	13,146
2018	13,560	13,633	12,799
2018	14,369	14,163	13,861
2018	15,047	15,172	14,084
2018	12,201	13,002	11,455
2019	13,751	14,828	12,821
2019	14,362	15,435	12,997
2019	14,389	15,614	12,923
2019	15,308	17,035	14,020
2020	10,533	13,475	9,020
2020	12,743	16,443	10,726
2020	13,406	17,957	11,000
2020	17,166	20,593	14,669
2021	19,296	21,900	17,775
2021	20,274	23,705	18,585
2021	20,551	23,681	18,031
2021	21,478	25,877	18,816
2022	19,906	24,512	18,365
2022	17,211	20,418	15,559
2022	16,684	19,506	14,842
2022	17,439	20,907	16,091
2023	17,461	22,408	15,986
2023	18,082	24,288	16,494
2023	17,260	23,497	16,006
2023	19,509	26,334	18,448
2024	20,250	28,973	18,983
2024	19,562	29,904	18,291
2024	21,581	31,767	20,148
2024	21,557	32,604	19,934

202501-4140694, 202502-4108906

F246-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Value Fund (Advisor Class)	10.49%	7.09%	7.98%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 2000 Value Index (Strategy Benchmark)	8.05	7.29	7.14

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$10,472,939
  Number of Portfolio Holdings381
  Investment Advisory Fees Paid (000s)$46,994
  Portfolio Turnover Rate32.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	28.1%
Industrials & Business Services	14.4
Real Estate	10.5
Consumer Discretionary	9.7
Health Care	8.5
Energy	7.8
Information Technology	6.7
Utilities	5.2
Materials	4.4
Other	4.7

Top Ten Holdings (as a % of Net Assets)

Pinnacle Financial Partners	1.6%
PennyMac Financial Services	1.4
TechnipFMC	1.3
Columbia Banking System	1.3
Matador Resources	1.2
SouthState	1.2
Houlihan Lokey	1.1
East West Bancorp	1.0
Terreno Realty	0.9
TXNM Energy	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Value Fund

Advisor Class (PASVX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Small-Cap Value Fund

I Class (PRVIX)

This annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - I Class	$70	0.66%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the U.S. presidential election ended a lengthy period of uncertainty, boosting stocks further in the fourth quarter. Small-cap stocks significantly lagged large-cap peers, and growth outperformed value across all market capitalizations.

  Versus the style-specific Russell 2000 Value Index, stock selection in the consumer discretionary sector was the leading contributor to relative performance. Shares of Cava, the largest Mediterranean restaurant company in the U.S., advanced on industry-leading traffic growth. Stock choices in energy also added value. Shares of TechnipFMC, a global offshore oil field service and equipment company, benefited from strong performance in its subsea segment.

  Conversely, stock selection in health care detracted from relative results. Health care diagnostics company QuidelOrtho was a key detractor due to headwinds from a “COVID-off” overhang and execution issues that ultimately led to a change in management. Stock choices in materials also hindered performance. Weak end markets and tightening aluminum scrap spreads pressured downstream aluminum mining company Constellium.

  The fund adheres to a contrarian, bottom-up investing approach and seeks to identify under-followed companies that we believe are inefficiently priced. Fundamental research, anchored by face-to-face meetings with company management, is critical to uncovering successful investment opportunities, and a long-term orientation allows for full exploitation of valuation anomalies.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
8/28/15	500,000	500,000	500,000
9/30/15	486,055	481,606	484,012
12/31/15	501,703	511,802	497,933
3/31/16	517,731	516,758	506,411
6/30/16	539,562	530,351	528,219
9/30/16	574,658	553,674	575,051
12/31/16	647,786	576,980	655,981
3/31/17	656,544	610,118	655,128
6/30/17	671,905	628,516	659,518
9/30/17	711,674	657,248	693,215
12/31/17	735,592	698,900	707,396
3/31/18	723,897	694,395	688,721
6/30/18	767,678	721,399	745,910
9/30/18	803,214	772,791	757,879
12/31/18	651,758	662,265	616,396
3/31/19	735,190	755,270	689,913
6/30/19	768,564	786,199	699,399
9/30/19	771,181	795,339	695,393
12/31/19	821,035	867,693	754,432
3/31/20	565,758	686,348	485,398
6/30/20	684,910	837,534	577,165
9/30/20	721,084	914,650	591,917
12/31/20	924,415	1,048,935	789,395
3/31/21	1,040,229	1,115,510	956,493
6/30/21	1,094,019	1,207,426	1,000,110
9/30/21	1,110,139	1,206,198	970,296
12/31/21	1,161,758	1,318,104	1,012,560
3/31/22	1,078,183	1,248,528	988,267
6/30/22	933,434	1,040,009	837,287
9/30/22	905,576	993,577	798,687
12/31/22	947,646	1,064,936	865,907
3/31/23	949,232	1,141,402	860,219
6/30/23	984,323	1,237,129	887,588
9/30/23	940,708	1,196,875	861,323
12/31/23	1,064,525	1,341,360	992,733
3/31/24	1,106,392	1,475,756	1,021,530
6/30/24	1,070,066	1,523,216	984,297
9/30/24	1,182,121	1,618,099	1,084,220
12/31/24	1,182,189	1,660,708	1,072,694

202501-4140694, 202502-4108906

F538-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Small-Cap Value Fund (I Class)	11.05%	7.56%	9.65%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.71
Russell 2000 Value Index (Strategy Benchmark)	8.05	7.29	8.51

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$10,472,939
  Number of Portfolio Holdings381
  Investment Advisory Fees Paid (000s)$46,994
  Portfolio Turnover Rate32.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	28.1%
Industrials & Business Services	14.4
Real Estate	10.5
Consumer Discretionary	9.7
Health Care	8.5
Energy	7.8
Information Technology	6.7
Utilities	5.2
Materials	4.4
Other	4.7

Top Ten Holdings (as a % of Net Assets)

Pinnacle Financial Partners	1.6%
PennyMac Financial Services	1.4
TechnipFMC	1.3
Columbia Banking System	1.3
Matador Resources	1.2
SouthState	1.2
Houlihan Lokey	1.1
East West Bancorp	1.0
Terreno Realty	0.9
TXNM Energy	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Value Fund

I Class (PRVIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Small-Cap Value Fund

Z Class (TRZVX)

This annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the U.S. presidential election ended a lengthy period of uncertainty, boosting stocks further in the fourth quarter. Small-cap stocks significantly lagged large-cap peers, and growth outperformed value across all market capitalizations.

  Versus the style-specific Russell 2000 Value Index, stock selection in the consumer discretionary sector was the leading contributor to relative performance. Shares of Cava, the largest Mediterranean restaurant company in the U.S., advanced on industry-leading traffic growth. Stock choices in energy also added value. Shares of TechnipFMC, a global offshore oil field service and equipment company, benefited from strong performance in its subsea segment.

  Conversely, stock selection in health care detracted from relative results. Health care diagnostics company QuidelOrtho was a key detractor due to headwinds from a “COVID-off” overhang and execution issues that ultimately led to a change in management. Stock choices in materials also hindered performance. Weak end markets and tightening aluminum scrap spreads pressured downstream aluminum mining company Constellium.

  The fund adheres to a contrarian, bottom-up investing approach and seeks to identify under-followed companies that we believe are inefficiently priced. Fundamental research, anchored by face-to-face meetings with company management, is critical to uncovering successful investment opportunities, and a long-term orientation allows for full exploitation of valuation anomalies.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	10,766	10,865	10,744
6/30/20	13,056	13,259	12,775
9/30/20	13,770	14,480	13,102
12/31/20	17,684	16,606	17,473
3/31/21	19,930	17,659	21,172
6/30/21	20,994	19,115	22,137
9/30/21	21,336	19,095	21,477
12/31/21	22,367	20,867	22,413
3/31/22	20,788	19,765	21,875
6/30/22	18,026	16,464	18,533
9/30/22	17,520	15,729	17,679
12/31/22	18,364	16,859	19,166
3/31/23	18,425	18,069	19,041
6/30/23	19,137	19,585	19,646
9/30/23	18,321	18,948	19,065
12/31/23	20,766	21,235	21,974
3/31/24	21,619	23,362	22,611
6/30/24	20,941	24,114	21,787
9/30/24	23,179	25,616	23,999
12/31/24	23,217	26,290	23,744

202501-4140694, 202502-4108906

F1269-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Small-Cap Value Fund (Z Class)	11.81%	19.20%
Russell 3000 Index (Regulatory Benchmark)	23.81	22.33
Russell 2000 Value Index (Strategy Benchmark)	8.05	19.76

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$10,472,939
  Number of Portfolio Holdings381
  Investment Advisory Fees Paid (000s)$46,994
  Portfolio Turnover Rate32.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	28.1%
Industrials & Business Services	14.4
Real Estate	10.5
Consumer Discretionary	9.7
Health Care	8.5
Energy	7.8
Information Technology	6.7
Utilities	5.2
Materials	4.4
Other	4.7

Top Ten Holdings (as a % of Net Assets)

Pinnacle Financial Partners	1.6%
PennyMac Financial Services	1.4
TechnipFMC	1.3
Columbia Banking System	1.3
Matador Resources	1.2
SouthState	1.2
Houlihan Lokey	1.1
East West Bancorp	1.0
Terreno Realty	0.9
TXNM Energy	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Value Fund

Z Class (TRZVX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$46,733
Audit-Related Fees	-	-
Tax Fees	9,200	15,809
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSVX Small-Cap Value Fund
PASVX Small-Cap Value Fund–
.
Advisor Class
PRVIX Small-Cap Value Fund–
.
I Class
TRZVX Small-Cap Value Fund–
.
Z Class

T. ROWE PRICE Small-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 51 .99 $ 47 .90 $ 61 .79 $ 52 .79 $ 47 .91
Investment activities
Net investment income
(1)(2)
0 .38 0 .36 0 .20 0 .18 0 .23
Net realized and unrealized
gain/loss 5 .58 5 .43 ( 11 .56 ) 13 .13 5 .72
Total from investment
activities 5 .96 5 .79 ( 11 .36 ) 13 .31 5 .95
Distributions
Net investment income ( 0 .48 ) ( 0 .33 ) ( 0 .18 ) ( 0 .21 ) ( 0 .19 )
Net realized gain ( 4 .68 ) ( 1 .37 ) ( 2 .35 ) ( 4 .10 ) ( 0 .88 )
Total distributions ( 5 .16 ) ( 1 .70 ) ( 2 .53 ) ( 4 .31 ) ( 1 .07 )
NET ASSET VALUE
End of period $ 52 .79 $ 51 .99 $ 47 .90 $ 61 .79 $ 52 .79
Ratios/Supplemental Data
Total return
(2)(3)
10 .93% 12 .22% ( 18 .55 ) % 25 .54% 12 .50%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .77% 0 .78% 0 .79% 0 .75% 0 .76%
Net expenses after waivers/
payments by Price Associates 0 .77% 0 .78% 0 .79% 0 .75% 0 .76%
Net investment income 0 .70% 0 .74% 0 .37% 0 .29% 0 .53%
Portfolio turnover rate 32 .4% 27 .5% 20 .7% 25 .1% 28 .0%
Net assets, end of period (in
millions) $4,225 $4,532 $4,565 $7,722 $6,301
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 51 .88 $ 47 .76 $ 61 .60 $ 52 .64 $ 47 .80
Investment activities
Net investment income
(loss)
(1)(2)
0 .17 0 .22 0 .02 ( 0 .02 ) 0 .11
Net realized and unrealized
gain/loss 5 .53 5 .39 ( 11 .51 ) 13 .08 5 .66
Total from investment
activities 5 .70 5 .61 ( 11 .49 ) 13 .06 5 .77
Distributions
Net investment income ( 0 .19 ) ( 0 .12 ) — — ( 0 .05 )
Net realized gain ( 4 .68 ) ( 1 .37 ) ( 2 .35 ) ( 4 .10 ) ( 0 .88 )
Total distributions ( 4 .87 ) ( 1 .49 ) ( 2 .35 ) ( 4 .10 ) ( 0 .93 )
NET ASSET VALUE
End of period $ 52 .71 $ 51 .88 $ 47 .76 $ 61 .60 $ 52 .64
Ratios/Supplemental Data
Total return
(2)(3)
10 .49% 11 .87% ( 18 .81 ) % 25 .12% 12 .14%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .16% 1 .08% 1 .14% 1 .08% 1 .06%
Net expenses after waivers/
payments by Price Associates 1 .16% 1 .08% 1 .14% 1 .08% 1 .06%
Net investment income (loss) 0 .32% 0 .44% 0 .03% ( 0 .04 ) % 0 .25%
Portfolio turnover rate 32 .4% 27 .5% 20 .7% 25 .1% 28 .0%
Net assets, end of period (in
millions) $49 $65 $77 $105 $97
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 51 .87 $ 47 .80 $ 61 .72 $ 52 .76 $ 47 .89
Investment activities
Net investment income
(1)(2)
0 .44 0 .42 0 .28 0 .25 0 .27
Net realized and unrealized
gain/loss 5 .57 5 .41 ( 11 .55 ) 13 .12 5 .72
Total from investment
activities 6 .01 5 .83 ( 11 .27 ) 13 .37 5 .99
Distributions
Net investment income ( 0 .56 ) ( 0 .39 ) ( 0 .30 ) ( 0 .31 ) ( 0 .24 )
Net realized gain ( 4 .68 ) ( 1 .37 ) ( 2 .35 ) ( 4 .10 ) ( 0 .88 )
Total distributions ( 5 .24 ) ( 1 .76 ) ( 2 .65 ) ( 4 .41 ) ( 1 .12 )
NET ASSET VALUE
End of period $ 52 .64 $ 51 .87 $ 47 .80 $ 61 .72 $ 52 .76
Ratios/Supplemental Data
Total return
(2)(3)
11 .05% 12 .33% ( 18 .43 ) % 25 .67% 12 .59%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .66% 0 .67% 0 .67% 0 .65% 0 .66%
Net expenses after
waivers/payments by Price
Associates 0 .66% 0 .67% 0 .67% 0 .65% 0 .66%
Net investment income 0 .81% 0 .86% 0 .52% 0 .40% 0 .63%
Portfolio turnover rate 32 .4% 27 .5% 20 .7% 25 .1% 28 .0%
Net assets, end of period (in
millions) $3,025 $2,975 $2,900 $2,388 $1,507
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 52 .06 $ 47 .95 $ 61 .88 $ 52 .83 $ 30 .66
Investment activities
Net investment income
(2)(3)
0 .81 0 .75 0 .63 0 .64 0 .43
Net realized and unrealized
gain/loss 5 .63 5 .44 ( 11 .59 ) 13 .16 23 .08
Total from investment
activities 6 .44 6 .19 ( 10 .96 ) 13 .80 23 .51
Distributions
Net investment income ( 0 .91 ) ( 0 .71 ) ( 0 .62 ) ( 0 .65 ) ( 0 .46 )
Net realized gain ( 4 .68 ) ( 1 .37 ) ( 2 .35 ) ( 4 .10 ) ( 0 .88 )
Total distributions ( 5 .59 ) ( 2 .08 ) ( 2 .97 ) ( 4 .75 ) ( 1 .34 )
NET ASSET VALUE
End of period $ 52 .91 $ 52 .06 $ 47 .95 $ 61 .88 $ 52 .83
Ratios/Supplemental Data
Total return
(3)(4)
11 .81% 13 .08% ( 17 .90 ) % 26 .48% 76 .84%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0 .64% 0 .65% 0 .65% 0 .64% 0 .64%
(5)
Net expenses after waivers/
payments by Price Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment income 1 .48% 1 .53% 1 .17% 1 .04% 1 .26%
(5)
Portfolio turnover rate 32 .4% 27 .5% 20 .7% 25 .1% 28 .0%
Net assets, end of period (in
millions) $3,174 $3,004 $2,754 $4,046 $3,420
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Small-Cap Value Fund
December 31, 2024

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.7%
COMMUNICATION SERVICES  1.7%
Diversified Telecommunication Services  0.2%
AST SpaceMobile (1)(2) 1,082,844 22,848
GCI Liberty, Class A, EC (2)(3) 399,039 —
22,848
Entertainment  0.7%
Liberty Media Corp-Liberty Live, Class C (2) 665,183 45,272
Madison Square Garden Sports (2) 111,078 25,068
70,340
Media  0.8%
Advantage Solutions (1)(2) 5,550,809 16,208
Advantage Solutions, Warrants, 12/31/26 (2) 400,000 5
New York Times, Class A  1,390,572 72,379
88,592
Total Communication Services 181,780
CONSUMER DISCRETIONARY  9.6%
Automobile Components  1.0%
Dorman Products (2) 358,869 46,491
LCI Industries  169,912 17,567
Modine Manufacturing (2) 155,072 17,978
Visteon (2) 228,869 20,305
102,341
Broadline Retail  0.3%
Etsy (2) 993 53
Ollie's Bargain Outlet Holdings (2) 153,602 16,855
Savers Value Village (1)(2) 1,492,046 15,293
32,201
Distributors  0.1%
Pool Corp  39,451 13,450
13,450
Diversified Consumer Services  0.9%
Grand Canyon Education (2) 67,664 11,084
Strategic Education  927,084 86,608
97,692
Hotels, Restaurants & Leisure  1.4%
Cava Group (2) 30,048 3,390
Dutch Bros, Class A (2) 581,413 30,454
Marriott Vacations Worldwide  454,421 40,807

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Papa John's International (1) 941,001 38,647
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311 (2)(3)(4)(5) 1,439,856 5,356
United Parks & Resorts (2) 85,743 4,818
Wyndham Hotels & Resorts  271,128 27,327
150,799
Household Durables  0.9%
Champion Homes (2) 373,331 32,890
Meritage Homes  296,428 45,597
Taylor Morrison Home (2) 222,411 13,614
92,101
Leisure Products  0.7%
Peloton Interactive, Class A (1)(2) 7,769,013 67,591
Rad Power Bikes, Class A, Acquisition Date: 1/22/21 - 9/16/21,
Cost $21,320 (2)(3)(5) 3,355,939 671
68,262
Specialty Retail  3.2%
Abercrombie & Fitch, Class A (2) 132,236 19,765
Asbury Automotive Group (2) 149,237 36,269
Boot Barn Holdings (1)(2) 102,034 15,491
Carvana (2) 396,797 80,693
Chewy, Class A (2) 327,468 10,967
Floor & Decor Holdings, Class A (2) 563 56
Framebridge Expense Fund Payment, EC, Acquisition Date:
5/19/20, Cost $9 (2)(3)(5) 9,353 9
Group 1 Automotive (1) 122,931 51,813
Monro (6) 1,582,537 39,247
RH (2) 39,878 15,695
Urban Outfitters (2) 512,458 28,124
Victoria's Secret (2) 917,932 38,021
336,150
Textiles, Apparel & Luxury Goods  1.1%
Bombas, Acquisition Date: 2/12/21, Cost $14,601 (2)(3)(5) 3,303,766 9,977
Figs, Class A (1)(2) 6,198,149 38,367
Kontoor Brands  138,195 11,803
Steven Madden  734,887 31,247
Under Armour, Class A (1)(2) 1,976,047 16,362
VF  582,819 12,507
120,263
Total Consumer Discretionary 1,013,259

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  2.2%
Beverages  0.0%
Boston Beer, Class A (2) 7,306 2,192
Coca-Cola Consolidated  518 653
Primo Brands  38,979 1,199
4,044
Consumer Staples Distribution & Retail  0.0%
Grocery Outlet Holding (1)(2) 121,500 1,897
1,897
Food Products  1.5%
Farmers Business Network, Warrants, 9/29/33, Acquisition
Date: 9/29/23, Cost $— (2)(3)(5) 10,691,000 9,087
Nomad Foods  2,300,990 38,611
Post Holdings (2) 463,369 53,037
Simply Good Foods (2) 463,075 18,051
TreeHouse Foods (2) 749,112 26,316
Utz Brands (1) 926,800 14,514
159,616
Personal Care Products  0.7%
BellRing Brands (2) 943,894 71,113
Olaplex Holdings (1)(2) 4,005,848 6,930
78,043
Total Consumer Staples 243,600
ENERGY  7.8%
Energy Equipment & Services  3.4%
Cactus, Class A  1,024,497 59,790
ChampionX  686,766 18,673
Enerflex (CAD) (1) 5,988,755 59,619
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $20,874 (2)(3)(4)(5)(6) 20,874,541 11,272
Expro Group Holdings (2) 2,939,936 36,661
Liberty Energy, Class A (1) 1,094,432 21,768
Solaris Energy Infrastructure (1) 467,181 13,445
TechnipFMC  4,722,174 136,660
357,888
Oil, Gas & Consumable Fuels  4.4%
Advantage Energy (CAD) (1)(2) 2,754,108 18,892
Expand Energy  828,398 82,467
Gulfport Energy (2) 168,959 31,122
Magnolia Oil & Gas, Class A  2,492,371 58,272

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Matador Resources  2,185,272 122,943
PBF Energy, Class A (1) 752,829 19,988
Permian Resources  3,965,370 57,022
Range Resources  2,019,933 72,677
463,383
Total Energy 821,271
FINANCIALS  27.8%
Banks  19.4%
Banc of California  3,320,430 51,334
BankUnited  1,319,570 50,368
Blue Foundry Bancorp (2) 876,891 8,602
Cadence Bank  901,366 31,052
Cathay General Bancorp  702,719 33,457
Coastal Financial (2)(6) 759,737 64,509
Columbia Banking System  5,045,220 136,271
Columbia Financial (1)(2) 763,875 12,077
CRB Group, Acquisition Date: 4/14/22, Cost $3,215 (2)(3)(5) 30,579 1,935
CrossFirst Bankshares, Class A (2) 877,019 13,287
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19 -
4/5/24, Cost $4,795 (2)(3)(5) 479,510 7,658
East West Bancorp  1,093,588 104,722
Eastern Bankshares  3,414,069 58,893
FB Financial  1,556,941 80,198
Flagstar Financial (1) 1,723,600 16,081
FS Bancorp (6) 655,496 26,915
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,034 (2)(3)(5) 503,404 2,265
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (2)(3)(5) 100,220 68
HarborOne Bancorp  1,729,121 20,456
Home BancShares  2,837,501 80,301
John Marshall Bancorp (6) 1,240,165 24,903
Live Oak Bancshares (6) 2,448,316 96,831
National Bank Holdings, Class A  1,304,539 56,173
Origin Bancorp  632,073 21,042
Pacific Premier Bancorp  1,683,706 41,958
Pinnacle Financial Partners  1,494,118 170,912
Ponce Financial Group (1)(2)(6) 1,541,212 20,036
Popular  806,868 75,894
Preferred Bank  658,020 56,840
Prosperity Bancshares  820,827 61,849
Southern First Bancshares (2)(6) 473,013 18,802
SouthState  1,226,202 121,983

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Synovus Financial  495,740 25,397
Texas Capital Bancshares (2) 1,171,527 91,613
Towne Bank  2,524,818 85,995
Webster Financial  1,709,330 94,389
Western Alliance Bancorp  1,147,523 95,864
WSFS Financial  1,329,856 70,655
2,031,585
Capital Markets  2.0%
Hamilton Lane, Class A  190,869 28,258
Houlihan Lokey  640,388 111,210
OTC Markets Group, Class A  397,176 20,341
Sprott  105,056 4,430
StepStone Group, Class A  499,760 28,926
StoneX Group (2) 206,882 20,268
213,433
Consumer Finance  0.2%
PRA Group (2) 1,073,279 22,421
22,421
Financial Services  3.1%
Flywire (2) 558,367 11,514
HA Sustainable Infrastructure Capital (1) 2,730,425 73,257
Marqeta, Class A (2) 4,702,176 17,821
PennyMac Financial Services  1,404,615 143,467
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244 (2)(3)(5) 38,630 185
Voya Financial  82,761 5,697
Walker & Dunlop  696,496 67,706
319,647
Insurance  2.7%
Baldwin Insurance Group (1)(2) 456,105 17,679
Coalition, Series A, Acquisition Date: 9/13/21, Cost $357 (2)(3)
(5) 21,587 190
First American Financial  174,945 10,924
Goosehead Insurance, Class A (1)(2) 298,085 31,961
Hanover Insurance Group  134,166 20,750
James River Group Holdings (6) 2,452,007 11,941
Primerica  92,635 25,143
ProAssurance (2) 2,321,562 36,936
RLI  84,366 13,906
Root, Class A (1)(2) 178,922 12,988
Ryan Specialty Holdings, Class A (1) 1,015,719 65,168
Selective Insurance Group  147,891 13,831

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TWFG (2) 185,789 5,722
White Mountains Insurance Group  9,353 18,192
285,331
Mortgage Real Estate Investment Trusts  0.4%
PennyMac Mortgage Investment Trust, REIT (1) 3,444,164 43,362
43,362
Total Financials 2,915,779
HEALTH CARE  7.9%
Biotechnology  2.8%
ACELYRIN (1)(2) 2,838,233 8,912
Akero Therapeutics (2) 108,495 3,018
Applied Therapeutics (1)(2) 3,384,666 2,898
Arcellx (2) 37,484 2,875
Arrowhead Pharmaceuticals (2) 432,899 8,139
Ascendis Pharma, ADR (2) 81,836 11,266
Black Diamond Therapeutics (1)(2) 2,424,301 5,188
Blueprint Medicines (2) 30,384 2,650
Cabaletta Bio (1)(2) 1,933,017 4,388
Celldex Therapeutics (2) 258,223 6,525
Centessa Pharmaceuticals, ADR (1)(2) 657,169 11,008
CRISPR Therapeutics (1)(2) 122,135 4,807
Cytokinetics (1)(2) 1,296,448 60,985
Erasca (2) 4,191,151 10,520
Icosavax, CVR (2)(3) 1,240,955 —
Immatics (1)(2) 2,864,376 20,366
Immunocore Holdings, ADR (1)(2) 1,258,246 37,118
Immunome (1)(2) 705,181 7,489
Immunovant (1)(2) 288,943 7,157
Ionis Pharmaceuticals (2) 540,307 18,889
Iovance Biotherapeutics (1)(2) 1,015,996 7,519
Jasper Therapeutics (2) 51,600 1,103
Merus (2) 74,750 3,143
Nurix Therapeutics (2) 507,479 9,561
Prime Medicine (1)(2) 1,300,100 3,796
Tango Therapeutics (1)(2) 1,664,754 5,144
Vaxcyte (2) 41,240 3,376
Vera Therapeutics (1)(2) 76,875 3,251
Verve Therapeutics (1)(2) 1,175,491 6,630
Xenon Pharmaceuticals (2) 317,954 12,464
290,185
Health Care Equipment & Supplies  1.4%
Avanos Medical (2) 1,741,891 27,731

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DENTSPLY SIRONA  453,340 8,604
Lantheus Holdings (2) 413,025 36,949
Neogen (1)(2) 1,014,555 12,317
Novocure (2) 150,010 4,470
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910 (2)
(3)(5) 2,631,808 1,079
QuidelOrtho (2) 1,257,933 56,041
147,191
Health Care Providers & Services  2.3%
Alignment Healthcare (2) 1,766,279 19,871
Capsule, Acquisition Date: 4/7/21, Cost $3,065 (2)(3)(5) 211,518 273
Concentra Group Holdings Parent  3,095,687 61,233
Ensign Group  389,530 51,753
Innovage Holding (2) 3,254,017 12,788
NeoGenomics (2) 128,100 2,111
Oscar Health, Class A (1)(2) 2,239,242 30,095
Pennant Group (2) 378,871 10,048
Privia Health Group (1)(2) 401,118 7,842
Select Medical Holdings  2,532,021 47,728
243,742
Health Care Technology  0.5%
Doximity, Class A (2) 670,485 35,797
Phreesia (2) 532,827 13,406
49,203
Life Sciences Tools & Services  0.2%
Pacific Biosciences of California (1)(2) 3,079,647 5,636
Sotera Health (1)(2) 1,357,459 18,570
24,206
Pharmaceuticals  0.7%
Arvinas (2) 344,587 6,606
Elanco Animal Health (2) 3,043,139 36,852
Neumora Therapeutics (1)(2) 1,295,999 13,738
Rapport Therapeutics (2) 382,487 6,785
Third Harmonic Bio (1)(2) 873,133 8,985
72,966
Total Health Care 827,493
INDUSTRIALS & BUSINESS SERVICES  13.9%
Aerospace & Defense  1.2%
BWX Technologies  135,049 15,043
Leonardo DRS (2) 1,236,957 39,966
Loar Holdings (2) 119,320 8,819

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MDA Space (CAD) (2) 302,836 6,221
Moog, Class A  271,481 53,439
123,488
Building Products  1.1%
AZZ  212,144 17,379
UFP Industries  529,446 59,642
Zurn Elkay Water Solutions (1) 1,044,947 38,976
115,997
Commercial Services & Supplies  1.8%
Brady, Class A  568,675 41,997
BrightView Holdings (2) 1,389,267 22,214
Casella Waste Systems, Class A (2) 359,677 38,058
MSA Safety  172,409 28,580
Tetra Tech  594,901 23,701
UniFirst  23,594 4,037
VSE (1) 350,287 33,312
191,899
Construction & Engineering  0.9%
Arcosa  327,382 31,671
MYR Group (2) 97,812 14,552
Valmont Industries  82,357 25,256
WillScot Holdings (2) 567,321 18,977
90,456
Electrical Equipment  0.3%
Thermon Group Holdings (2) 969,300 27,887
27,887
Ground Transportation  0.7%
Covenant Logistics Group  101,704 5,544
Landstar System  368,112 63,264
68,808
Machinery  3.4%
AGCO  100 9
Alamo Group  55,342 10,289
Crane  228,194 34,628
Douglas Dynamics  576,060 13,612
Enpro  173,370 29,898
Esab  590,271 70,797
ESCO Technologies  190,299 25,350
Federal Signal  58,378 5,394
Helios Technologies  350,876 15,663
Hillman Solutions (2) 1,117,086 10,880

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
John Bean Technologies (1) 294,343 37,411
RBC Bearings (2) 215,538 64,476
Shyft Group (6) 1,869,947 21,953
SPX Technologies (2) 101,778 14,811
355,171
Marine Transportation  0.3%
Matson  216,077 29,136
29,136
Passenger Airlines  0.6%
Allegiant Travel (1) 523,041 49,228
Sun Country Airlines Holdings (2) 1,174,752 17,128
66,356
Professional Services  1.9%
Checkr, Acquisition Date: 6/29/18, Cost $866 (2)(3)(5) 211,422 1,298
Conduent (2) 2,700,092 10,908
First Advantage (2) 566,444 10,610
FTI Consulting (2) 245,539 46,930
Parsons (1)(2) 272,940 25,179
Paycor HCM (2) 1,900,099 35,285
Robert Half  14,800 1,043
UL Solutions, Class A  635,109 31,679
Upwork (2) 1,874,695 30,651
193,583
Trading Companies & Distributors  1.7%
Air Lease (1) 437,159 21,075
Beacon Roofing Supply (2) 523,066 53,133
Custom Truck One Source (1)(2) 1,868,544 8,988
Herc Holdings  239,595 45,363
McGrath RentCorp  75,345 8,425
Rush Enterprises, Class A  683,705 37,460
SiteOne Landscape Supply (2) 100 13
174,457
Total Industrials & Business Services 1,437,238
INFORMATION TECHNOLOGY  6.2%
Communications Equipment  0.6%
Viavi Solutions (2) 6,121,241 61,824
61,824
Electronic Equipment, Instruments & Components  1.8%
Cognex  100 4
FARO Technologies (2) 268,579 6,811

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insight Enterprises (2) 34,042 5,178
Littelfuse  194,645 45,868
Mirion Technologies (2) 4,747,181 82,838
PAR Technology (1)(2) 576,334 41,882
Vontier  281,929 10,282
192,863
IT Services  0.7%
ASGN (2) 114,938 9,579
Endava, ADR (1)(2) 1,479,589 45,719
Grid Dynamics Holdings (2) 438,590 9,754
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,039 (2)
(3)(5) 135,360 4,711
69,763
Semiconductors & Semiconductor Equipment  1.3%
Allegro MicroSystems (1)(2) 1,183,216 25,865
Entegris  88,322 8,749
Lattice Semiconductor (2) 578,486 32,771
MACOM Technology Solutions Holdings (2) 418,195 54,328
Onto Innovation (2) 67,614 11,269
132,982
Software  1.8%
Alarm.com Holdings (2) 258,798 15,735
Apiture, Acquisition Date: 11/6/23, Cost $252 (2)(3)(5) 15,000 327
Apiture, Acquisition Date: 7/1/20 - 11/6/23, Cost $11,099 (2)(3)
(5) 687,865 14,982
Aurora Innovation (2) 3,311,670 20,864
Braze, Class A (2) 387,570 16,232
Enfusion, Class A (2) 738,846 7,610
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $7,474 (2)(3)
(5) 559,515 10,401
Intapp (2) 455,397 29,186
nCino (1)(2) 784,179 26,333
Onestream (2) 251,932 7,185
SimilarWeb (2) 421,900 5,978
Socure, Acquisition Date: 12/22/21, Cost $2,410 (2)(3)(5) 149,990 624
Workiva (2) 342,779 37,534
192,991
Total Information Technology 650,423
MATERIALS  3.9%
Chemicals  1.5%
Cabot  148,353 13,546
Element Solutions  2,466,317 62,718

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HB Fuller  414,824 27,992
Orion  753,747 11,902
PureCycle Technologies (1)(2) 849,045 8,703
Quaker Chemical  219,776 30,936
155,797
Construction Materials  0.2%
Knife River (2) 154,133 15,666
15,666
Metals & Mining  2.0%
Capstone Copper (CAD) (1)(2) 3,937,924 24,354
Carpenter Technology  29,910 5,076
Constellium (2) 5,861,474 60,197
Hudbay Minerals (1) 1,300,626 10,535
Reliance  276,396 74,423
Warrior Met Coal  646,172 35,048
209,633
Paper & Forest Products  0.2%
Louisiana-Pacific  24,304 2,517
West Fraser Timber (CAD) (1) 145,263 12,586
West Fraser Timber (1) 59,795 5,175
20,278
Total Materials 401,374
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Helix Acquisition Corp. II (2) 259,509 2,725
Total Miscellaneous 2,725
REAL ESTATE  10.5%
Diversified Real Estate Investment Trusts  1.2%
American Assets Trust, REIT  1,126,626 29,586
Empire State Realty Trust, Class A, REIT  1,074,242 11,086
Essential Properties Realty Trust, REIT  2,831,655 88,574
129,246
Hotel & Resort Real Estate Investment Trusts  1.2%
Apple Hospitality, REIT  3,461,028 53,127
Pebblebrook Hotel Trust, REIT  4,186,670 56,729
Ryman Hospitality Properties, REIT  105,753 11,034
120,890
Industrial Real Estate Investment Trusts  1.7%
EastGroup Properties, REIT  465,614 74,726

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Terreno Realty, REIT  1,661,522 98,263
172,989
Office Real Estate Investment Trusts  1.3%
Highwoods Properties, REIT  1,846,741 56,474
IQHQ, Class A-1, REIT, Acquisition Date: 10/30/19 - 8/21/20,
Cost $13,130 (2)(3)(5) 866,287 8,940
Kilroy Realty, REIT  1,727,892 69,893
135,307
Real Estate Management & Development  0.9%
Colliers International Group (1) 178,815 24,313
FirstService  214,344 38,801
Opendoor Technologies, Class A (1)(2) 10,320,224 16,512
St. Joe  315,872 14,192
93,818
Residential Real Estate Investment Trusts  1.5%
Apartment Investment & Management, Class A, REIT (2) 1,752,369 15,929
Independence Realty Trust, REIT  4,236,584 84,054
UMH Properties, REIT  3,042,728 57,447
157,430
Retail Real Estate Investment Trusts  1.6%
Curbline Properties, REIT  1,299,892 30,184
Macerich, REIT  2,529,991 50,397
NETSTREIT, REIT (1) 3,952,874 55,933
Saul Centers, REIT  709,724 27,537
164,051
Specialized Real Estate Investment Trusts  1.1%
CubeSmart, REIT  1,563,891 67,013
Safehold, REIT (1) 2,473,225 45,705
112,718
Total Real Estate 1,086,449
UTILITIES  5.2%
Electric Utilities  2.8%
Hawaiian Electric Industries (1)(2) 3,187,277 31,012
IDACORP  585,772 64,013
MGE Energy (1) 508,742 47,801
OGE Energy  1,329,624 54,847
TXNM Energy  1,990,314 97,864
295,537
Gas Utilities  1.6%
Chesapeake Utilities  636,371 77,224

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ONE Gas  1,239,285 85,820
163,044
Independent Power & Renewable Electricity
Producers  0.0%
Talen Energy (1)(2) 5,279 1,064
1,064
Water Utilities  0.8%
Artesian Resources, Class A (6) 536,213 16,955
California Water Service Group  906,920 41,111
Middlesex Water  427,672 22,508
80,574
Total Utilities 540,219
Total Common Stocks (Cost $7,147,815) 10,121,610
CONVERTIBLE BONDS  0.2%
Farmers Business Network, 15.00%, 9/29/25, Acquisition Date:
9/29/23, Cost $10,691 (2)(3)(5) 10,691,000 10,691
Stash Financial, 5.00%, 3/23/26, Acquisition Date: 9/8/23,
Cost $9,400 (2)(3)(5) 9,400,000 9,903
Total Convertible Bonds (Cost $20,091) 20,594
CONVERTIBLE PREFERRED STOCKS  2.4%
CONSUMER DISCRETIONARY  0.1%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539 (2)
(3)(4)(5) 282,711 1,052
1,052
Specialty Retail  0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $12,383 (2)(3)
(5) 2,127,647 1,894
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471 (2)
(3)(5) 406,249 4,314
6,208
Total Consumer Discretionary 7,260
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529 (2)(3)(5) 841,026 2,944

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362 (2)(3)(5) 144,247 505
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881 (2)(3)(5) 26,661 93
Total Consumer Staples 3,542
FINANCIALS  0.2%
Banks  0.1%
CRB Group, Series D, Acquisition Date: 1/28/22,
Cost $11,470 (2)(3)(5) 109,095 6,903
6,903
Financial Services  0.0%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157 (2)(3)(5) 445,224 2,133
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559 (2)(3)(5) 335,107 1,605
3,738
Insurance  0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $21,422 (2)
(3)(5) 1,296,510 11,409
11,409
Total Financials 22,050
HEALTH CARE  0.6%
Biotechnology  0.0%
Laronde, Series B, Acquisition Date: 7/28/21, Cost $9,269 (2)
(3)(5) 331,043 728
728
Health Care Providers & Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,065 (2)
(3)(5) 211,518 273
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,981 (2)(3)(5) 3,729,550 6,377
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $10,347 (2)(3)(5) 3,272,913 5,597
12,247
Life Sciences Tools & Services  0.5%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $11,917 (2)(3)
(5) 1,011,567 11,916
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453 (2)(3)(5) 472,388 21,952

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $13,636 (2)(3)(5) 307,043 14,268
48,136
Total Health Care 61,111
INDUSTRIALS & BUSINESS SERVICES  0.5%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $14,587 (2)(3)(5) 367,537 257
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $14,645 (2)
(3)(5) 2,622,728 7,240
7,497
Electrical Equipment  0.3%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $12,776 (2)
(3)(5) 613,518 1,215
Tonian Holdings, Series A, Non-Voting Shares, Acquisition
Date: 1/15/21 - 7/20/21, Cost $8,392 (2)(3)(5)(6) 8,531,194 11,091
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 1/26/22, Cost $15,325 (2)(3)(5)(6) 15,050,275 19,565
31,871
Professional Services  0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046 (2)(3)
(5) 889,080 5,459
5,459
Total Industrials & Business Services 44,827
INFORMATION TECHNOLOGY  0.5%
IT Services  0.0%
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $684 (2)(3)(5) 30,470 1,060
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $68 (2)(3)(5) 3,030 106
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $75 (2)(3)(5) 3,310 115
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $2,437 (2)(3)(5) 108,552 3,778
5,059
Software  0.5%
Gusto, Series B, Acquisition Date: 8/18/20, Cost $1,746 (2)(3)
(5) 129,187 2,402
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $3,259 (2)
(3)(5) 241,168 4,483
Gusto, Series C, Acquisition Date: 7/16/18, Cost $5,412 (2)(3)
(5) 711,894 13,234

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gusto, Series D, Acquisition Date: 7/16/19, Cost $7,227 (2)(3)
(5) 542,859 10,092
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195 (2)(3)(5) 857,551 6,123
Nuro, Series D, Acquisition Date: 10/29/21, Cost $6,458 (2)(3)
(5) 309,802 2,212
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $9,505 (2)(3)(5) 1,881,753 9,917
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,929 (2)
(3)(5) 182,290 758
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,404 (2)
(3)(5) 149,613 622
Socure, Series B, Acquisition Date: 12/22/21, Cost $43 (2)(3)(5) 2,706 11
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,572 (2)
(3)(5) 346,775 1,443
51,297
Total Information Technology 56,356
MATERIALS  0.5%
Chemicals  0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381 (2)
(3)(5) 275,749 5,392
5,392
Metals & Mining  0.4%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $14,318 (2)(3)(5) 522,347 44,375
44,375
Total Materials 49,767
Total Convertible Preferred Stocks (Cost $314,925) 244,913
PREFERRED STOCKS  0.0%
ENERGY  0.0%
Energy Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $144 (2)(3)(4)(5)(6) 143,910 164
Energy Reservoir Holdings, Class A-3, Acquisition Date: 5/3/21
- 9/29/21, Cost $1,287 (2)(3)(4)(5)(6) 1,286,870 1,673
Total Energy 1,837
Total Preferred Stocks (Cost $1,431) 1,837

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve Fund, 4.53% (6)(7) 97,250,361 97,250
Total Short-Term Investments (Cost $97,250) 97,250
SECURITIES LENDING COLLATERAL  3.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.53% (6)(7) 4,427,176 4,427
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 4,427
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 4.53% (6)(7) 312,323,905 312,324
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 312,324
Total Securities Lending Collateral (Cost $316,751) 316,751
Total Investments in Securities
103.2% of Net Assets
(Cost $7,898,263) $ 10,802,955
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. All or a portion of this security is on loan at December 31, 2024.
(2) Non-income producing
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Small-Cap Value Fund

.
.
.
.
.
.
.
.
.
.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $358,652 and represents 3.4% of net assets.
(6) Affiliated Companies
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Artesian Resources, Class A  $ (24) $ (5,046) $ 594
CELLINK, Series D  — (521) —
Coastal Financial  59 25,907 —
Dogwood State Bank, Voting Shares  — 1,779 —
Energy Reservoir Holdings, Class A-1  — (834) —
Energy Reservoir Holdings, Class A-3  — 13 —
Energy Reservoir Holdings, Class A-3  — 142 —
FS Bancorp  176 2,546 702
James River Group Holdings  (18) (9,147) 325
John Marshall Bancorp  51 (2,753) 269
Live Oak Bancshares  494 (15,169) 295
Monro  (2,174) (4,251) 1,698
Ponce Financial Group  (49) 5,225 —
ProAssurance  (449) 6,498 —
Saul Centers, REIT  (2,150) 1,601 4,626
Shyft Group  (8) (2,593) 198
Southern First Bancshares  (66) 1,327 —
Tonian Holdings, Series A, Non-Voting Shares  — 853 —
Tonian Holdings, Series A, Voting Shares  — 1,505 —
T. Rowe Price Government Reserve Fund,
4.53% — — 5,959 ++
Affiliates not held at period end (11,362) 2,024 —
Totals $ (15,520) # $ 9,106 $ 14,666 +

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
Artesian Resources, Class A  $ * $ 2,139 $ 161 $ 16,955
CELLINK, Series D  * — — *
Coastal Financial  * 13,117 420 64,509
Dogwood State Bank, Non-
Voting Shares  5,130 436 3,359 —
Dogwood State Bank, Voting
Shares  2,520 3,359 — *
Dogwood State Bank,
Warrants, 5/6/24  342 — — —
Energy Reservoir Holdings,
Class A-1  12,107 — 1 11,272
Energy Reservoir Holdings,
Class A-3  1,531 — — 1,673
Energy Reservoir Holdings,
Class A-3  151 — — 164
FS Bancorp  24,636 — 267 26,915
James River Group Holdings  * 4,629 136 11,941
John Marshall Bancorp  23,951 3,815 110 24,903
Live Oak Bancshares  112,264 — 264 96,831
Metropolitan Bank Holding  32,044 — 37,142 —
Monro  * 4,165 3,843 39,247
Ponce Financial Group  * — 2,372 20,036
ProAssurance  * 3,232 7,580 *
Saul Centers, REIT  51,774 — 25,838 *
Shyft Group  * 16,786 91 21,953
Southern First Bancshares  16,766 1,024 315 18,802
Strattec Security  5,881 — 5,356 —
Tonian Holdings, Series A,
Non-Voting Shares  10,238 — — 11,091
Tonian Holdings, Series A,
Voting Shares  18,060 — — 19,565
T. Rowe Price Government
Reserve Fund, 4.53% 296,346 ¤ ¤ 414,001
Total $ 799,858 ^

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $14,666 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $822,194.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $7,898,263) $ 10,802,955
Dividends and interest receivable 11,793
Receivable for shares sold 3,593
Due from affiliates 1,482
Receivable for investment securities sold 745
Cash 1
Other assets 177
Total assets 10,820,746
Liabilities
Obligation to return securities lending collateral 316,751
Payable for shares redeemed 24,247
Investment management fees payable 5,884
Payable for investment securities purchased 299
Payable to directors 8
Other liabilities 618
Total liabilities 347,807
NET ASSETS $ 10,472,939

T. ROWE PRICE Small-Cap Value Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 3,074,252
Paid-in capital applicable to 198,409,765 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 7,398,687
NET ASSETS $ 10,472,939
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $4,224,688; Shares outstanding: 80,028,493) $ 52.79
Advisor Class
(Net assets: $49,106; Shares outstanding: 931,634) $ 52.71
I Class
(Net assets: $3,024,723; Shares outstanding: 57,456,431) $ 52.64
Z Class
(Net assets: $3,174,422; Shares outstanding: 59,993,207) $ 52.91

T. ROWE PRICE Small-Cap Value Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $462) $ 154,519
Securities lending 904
.
  Interest 116
Other 21
Total income 155,560
Expenses
Investment management 66,776
Shareholder servicing
Investor Class $ 5,704
Advisor Class 153
I Class 650 6,507
Rule 12b-1 fees
Advisor Class 139
Prospectus and shareholder reports
Investor Class 157
Advisor Class 3
I Class 74
Z Class 2 236
Custody and accounting 383
Registration 108
Legal and audit 58
Directors 35
Miscellaneous 62
Waived / paid by Price Associates (19,782)
Total expenses 54,522
Net investment income 101,038

T. ROWE PRICE Small-Cap Value Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,221,054
Foreign currency transactions (23)
Net realized gain 1,221,031
Change in net unrealized gain / loss
Securities (200,752)
Other assets and liabilities denominated in foreign currencies (9)
Change in net unrealized gain / loss (200,761)
Net realized and unrealized gain / loss 1,020,270
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,121,308

T. ROWE PRICE Small-Cap Value Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 101,038 $ 100,734
Net realized gain 1,221,031 370,249
Change in net unrealized gain / loss (200,761) 726,043
Increase in net assets from operations 1,121,308 1,197,026
Distributions to shareholders
Net earnings
Investor Class (382,934) (145,187)
Advisor Class (4,223) (1,833)
I Class (279,911) (98,724)
Z Class (306,975) (116,548)
Decrease in net assets from distributions (974,043) (362,292)
Capital share transactions
*
Shares sold
Investor Class 448,799 547,659
Advisor Class 5,840 7,438
I Class 386,986 321,543
Z Class 216,427 246,502
Distributions reinvested
Investor Class 370,678 140,718
Advisor Class 4,106 1,794
I Class 252,343 90,127
Z Class 306,975 116,548
Shares redeemed
Investor Class (1,203,060) (1,080,475)
Advisor Class (26,779) (27,564)
I Class (621,206) (569,394)
Z Class (391,426) (349,654)
Decrease in net assets from capital share
transactions (250,317) (554,758)

T. ROWE PRICE Small-Cap Value Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase (decrease) during period (103,052) 279,976
Beginning of period 10,575,991 10,296,015
End of period $ 10,472,939 $ 10,575,991
*Share information (000s)
Shares sold
Investor Class 8,272 11,165
Advisor Class 108 151
I Class 7,053 6,560
Z Class 4,084 5,003
Distributions reinvested
Investor Class 6,650 2,804
Advisor Class 74 36
I Class 4,540 1,800
Z Class 5,496 2,319
Shares redeemed
Investor Class (22,068) (22,084)
Advisor Class (498) (554)
I Class (11,488) (11,680)
Z Class (7,296) (7,053)
Decrease in shares outstanding (5,073) (11,533)

T. ROWE PRICE Small-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-
end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. The fund has four classes of shares: the Small-
Cap Value Fund (Investor Class), the Small-Cap Value Fund–Advisor Class
(Advisor Class), the Small-Cap Value Fund–I Class (I Class) and the Small-Cap
Value Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE Small-Cap Value Fund

amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2024, the fund realized $36,712,000 of net gain on $76,205,000 of in-kind redemptions.

T. ROWE PRICE Small-Cap Value Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Small-Cap Value Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE Small-Cap Value Fund

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are

T. ROWE PRICE Small-Cap Value Fund

deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 9,908,630 $ 121,672 $ 91,308 $ 10,121,610
Convertible Bonds — — 20,594 20,594
Convertible Preferred Stocks — — 244,913 244,913
Preferred Stocks — — 1,837 1,837
Short-Term Investments 97,250 — — 97,250
Securities Lending Collateral 316,751 — — 316,751
Total $ 10,322,631 $ 121,672 $ 358,652 $ 10,802,955

T. ROWE PRICE Small-Cap Value Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2024, totaled $8,191,000 for the year ended December 31, 2024. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
12/31/24
Investment
in
Securities
Common
Stocks $ 86,206 $ 4,666 $ 3,805 $ (3,369) $ — $ — $ 91,308
Convertible
Bonds 20,091 503 — — — — 20,594
Convertible
Preferred
Stocks 248,004 6,367 — (9,458) 14,587 (14,587) 244,913
Preferred
Stocks 1,682 155 — — — — 1,837
Total $ 355,983 $ 11,691 $ 3,805 $ (12,827) $ 14,587 $ (14,587) $ 358,652

T. ROWE PRICE Small-Cap Value Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$91,308 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainty
5%
- 100%
10% Decrease
Market
comparable
Private
company
valuation
—# —# —#
Probability
for potential
outcome
20%
- 40%
24% Increase
Enterprise
value to sales
multiple
1.4x
- 8.9x
4.6x Increase
Sales growth
rate
5%
- 24%
21% Increase
Enterprise
value to gross
profit multiple
3.4x
- 15.0x
10.0x Increase
Gross profit
growth rate
25% 25% Increase
Enterprise
value to
EBITDA
multiple
7.8x
- 20.4x
13.0x Increase

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
gross written
premiums
multiple
2.2x
- 2.8x
2.5x Increase
Gross written
premiums
growth rate
7% 7% Increase
Price to
tangible book
value multiple
2.0x
- 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase
Discount for
liquidation
preference
—# —# —#
Discount to
NAV
30% 30% Decrease
Discount to
public company
multiples
39%
- 52%
41% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
Model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 42% 42% Increase
Convertible
Bonds
$20,594 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
company
valuation
—# —# —#
Discount for
uncertainty
10% 10% Decrease
Convertible
Preferred
Stocks
$244,913 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainty
10% 10% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Premium to
public company
multiples
59%
- 147%
102% Increase
Probability
for potential
outcome
20%
- 60%
33% Increase
Enterprise
value to sales
multiple
1.1x
- 10.2x
6.8x Increase
Projected
enterprise
value to sales
multiple
3.1x
- 8.7x
7.8x Increase
Sales growth
rate
4%
- 136%
49% Increase

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
profit multiple
1.5x
- 21.6x
13.0x Increase
Projected
enterprise
value to gross
profit multiple
21.6x 21.6x Increase
Gross profit
growth rate
6%
- 171%
64% Increase
Enterprise
value to
EBITDA
multiple
8.2x
- 20.4x
12.6x Increase
Projected
enterprise
value to
EBITDA
multiple
37.6x 37.6x Increase
EBITDA growth
rate
56% 56% Increase
Enterprise
value to
gross written
premiums
multiple
2.2x
- 2.8x
2.5x Increase
Gross written
premiums
growth rate
7% 7% Increase
Price to
tangible book
value multiple
2.0x
- 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase
Discount for
dilution
43% 43% Decrease

T. ROWE PRICE Small-Cap Value Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount to
public company
multiples
43%
- 52%
48% Decrease
Discount rate
for cost of
capital
10%
- 45%
18% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Preferred
Stocks
$1,837 Recent
comparable
transaction
price(s)
Discount for
uncertainty
5% 5% Decrease

T. ROWE PRICE Small-Cap Value Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $301,842,000; the value of cash collateral and related investments was $316,751,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,387,624,000 and
$4,365,549,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Small-Cap Value Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 172,584 $ 89,589
Long-term capital gain 801,459 272,703
Total distributions $ 974,043 $ 362,292
($000s)
Cost of investments $ 7,911,418
Unrealized appreciation $ 3,677,197
Unrealized depreciation (785,665)
Net unrealized appreciation (depreciation) $ 2,891,532

T. ROWE PRICE Small-Cap Value Fund

At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. Other temporary differences relate primarily to deferral of REIT income.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed long-term capital gain $ 181,047
Net unrealized appreciation (depreciation) 2,891,532
Other temporary differences 1,673
Total distributable earnings (loss) $ 3,074,252

T. ROWE PRICE Small-Cap Value Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Small-Cap Value Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated
in the table below. At December 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.99% 1.24% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(19,782)

T. ROWE PRICE Small-Cap Value Fund

provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2024, expenses incurred pursuant to these service agreements were $117,000 for Price Associates; $2,466,000 for T. Rowe Price Services,
Inc.; and $516,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of December 31, 2024.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may

T. ROWE PRICE Small-Cap Value Fund

be rescinded at any time. For the year ended December 31, 2024, this reimbursement amounted to $21,000, which is included in Net realized gain
(loss) on Securities in the Statement of Operations.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting

T. ROWE PRICE Small-Cap Value Fund

market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Small-Cap Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Small-Cap
Value Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Small-Cap Value Fund, Inc. (the
"Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Small-Cap Value Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Small-Cap Value Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$937,532,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $113,909,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $107,307,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $15,719,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F46-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 20, 2025